Annual Total Returns [BarChart] - Great-West Global Bond Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(1.63%)
2012	14.76%
2013	0.55%
2014	0.15%
2015	(4.19%)
2016	2.97%
2017	1.95%
2018	(0.27%)
2019	4.07%
2020	5.33%